UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	   Dworsky Alan Jacob, dba Mt. Auburn Management
Address:   Three Post Office Square
	   Suite 500
	   Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	  Suzanne E. Werber
Title:	  Associate
Phone:	  617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	August 14, 2006


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$129,605



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Anadarko Petroleum             COM              032511107    10873   228000 SH       SOLE                            228000
Cognizant Technology Solutions COM              192446102    13979   207500 SH       SOLE                            207500
Expeditors Int'l               COM              302130109    16411   293000 SH       SOLE                            293000
Nucor Corp                     COM              670346105    14241   262500 SH       SOLE                            262500
Peabody Energy                 COM              704549104     7108   127500 SH       SOLE                            127500
Rio Tinto ADR plc              COM              767204100     8179    39000 SH       SOLE                             39000
SAP                            COM              803054204    12473   237500 SH       SOLE                            237500
Schlumberger Ltd               COM              806857108    22300   342500 SH       SOLE                            342500
Varian Medical Systems         COM              92220P105    10725   226500 SH       SOLE                            226500
Whole Foods Market             COM              966837106    13316   206000 SH       SOLE                            206000